Lease (Details) - Schedule of Supplemental Noncash Information ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Supplemental Noncash Information [Abstract]
Operating lease liabilities arising from obtaining ROU assets	¥ 12,980	$ 1,828	¥ 42,215	¥ 150,486
ROU assets disposed as reduction of operating lease liabilities due to lease termination	¥ 140,507	$ 19,790	¥ 290,316	¥ 192,570